Stock Option Plan and Stock-Based Compensation - Summary of Shares Available for Issuance (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	2,241,610	2,228,855
Granted		(165,349)	(1,377,527)
Forfeited		34,639	831,282
Ending Balance		2,241,610	2,228,855
2010 and 2020 Plans
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	0	397,654	421,280
Shares added		0	625,571
Granted		(236,785)	(680,690)
Forfeited		32,793	31,493
Cancelled		(193,662)
Ending Balance		0	397,654
2025 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	391,507	0	0
Shares added	915,846	1,703,600	0
Granted	(640,736)	(1,364,422)	0
Forfeited	41,380	52,329	0
Ending Balance	707,997	391,507	0